Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,094	$ 4,094